UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard International Explorer Fund
Schedule of Investments
January31, 2008

	Shares	Market Value ($000)

Common Stocks (98.0%)

Australia (2.4%)
Sonic Healthcare Ltd.	820,379	12,119
Iluka Resources Ltd.	2,300,000	9,418
Computershare Ltd.	1,200,000	8,740
James Hardie Industries NV	1,323,083	7,564
Transurban Group	1,000,000	5,973
Downer EDI Ltd.	1,221,749	5,901
Just Group Ltd.	1,618,365	5,844
Felix Resources Ltd.	47,989	326

		55,885

Austria (1.2%)
Kapsch TrafficCom AG	270,000	10,519
Mayr-Melnhof Karton AG	100,000	9,930
Schoeller-Bleckmann Oilfield Equipment AG	80,000	6,084
Zumtobel AG	28,545	852

		27,385

Belgium (1.1%)
Sofina SA	118,367	13,086
Compagnie Nationale a Portefeuille	130,000	8,514
Fluxys D Shares	1,500	4,905

		26,505

Brazil (0.5%)
Redecard SA	485,430	7,037
Lojas Americanas SA Pfd.	500,000	3,795

		10,832

Canada (1.6%)
Niko Resources Ltd.	451,178	38,245

China (2.6%)
China Eastern Airlines Corp. Ltd.	17,020,000	11,296
China Everbright Ltd.	5,118,000	10,539
China Molybdenum Co. Ltd.	8,382,000	9,166
Shenzhen Expressway Co. Ltd.	8,408,000	7,911
Jiangsu Expressway Co. Ltd. H Shares	8,000,000	7,492
China Foods Ltd.	10,414,000	6,700
China Resources Land Ltd.	3,052,000	5,323
KWG Property Holding, Ltd.	3,731,000	3,560

		61,987

Finland (2.2%)
YIT Oyj	1,800,000	38,184
F-Secure Oyj	3,000,000	10,817
Teleste Oyj	183,381	1,976

		50,977

France (6.3%)
Saft Groupe SA	1,150,000	43,834
Groupe Bourbon SA	550,021	32,860
Nexity	500,000	22,942
Alten	470,000	13,828
Cegereal	156,855	7,106
Virbac SA	65,865	5,640
Store Promesses	359,476	5,580
Altamir Amboise	490,212	4,880
Guyenne et Gascogne SA	32,500	4,685
Sword Group	100,000	4,047
Les Nouveaux Constructeurs SA	195,938	2,320
Carrere Group	201,711	1,968
Altamir Aboise Call Warrants Exp. 9/19/08	279,458	62

		149,752

Germany (7.6%)
Rheinmetall AG	630,000	45,061
MTU Aero Engines Holdings AG	790,000	42,348
Aareal Bank AG	585,289	19,863
IDS Scheer AG	900,000	14,303
Bilfinger Berger AG	215,000	13,422
Grenkeleasing AG	400,000	12,416
Thielert AG	750,000	10,822
Steico AG	450,000	7,016
Eurokai KGAA Pfd.	40,000	4,547
Interhyp AG	65,000	4,390
cash.life AG	428,000	3,990
Utimaco Safeware AG	58,505	943

		179,121

Greece (4.0%)
Babis Vovos International	1,246,943	35,319
Fourlis SA	585,000	19,981
Postal Savings Bank	900,000	14,189
Jumbo S.A.	400,000	12,617
Symrise AG	500,000	12,451

		94,557

Hong Kong (2.1%)
Hopewell Holdings Ltd.	4,398,000	19,225
MTR Corp.	2,637,500	10,188
Hong Kong Aircraft & Engineering Co., Ltd.	275,200	6,181
Dah Sing Financial Group	664,400	5,254
CNPC Hong Kong Ltd.	10,690,000	5,063
China Insurance International Holdings Co., Ltd.	1,926,000	3,977

		49,888

India (0.4%)
Infrastructure Development Finance Co Ltd. Warrants Exp. 01/20/10	2,000,000	10,110

Indonesia (1.9%)
PT Bank Central Asia Tbk	73,849,000	28,913
PT Bank Rakyat Indonesia Tbk	21,000,000	16,241

		45,154

Ireland (1.8%)
DCC PLC	1,500,000	41,479

Italy (4.7%)
ACEA SpA	2,000,000	36,906
Azimut Holding SpA	2,500,000	29,676
Compagnie Industriali Riunite SpA	9,250,000	28,881
Antichi Pellettieri SpA	1,200,000	14,282
Italmobiliare SpA Non-Convertible Risp.	18,204	1,111

		110,856

Japan (14.7%)
Union Tool Co.	329,300	12,644
Tsuruha Holdings, Inc.	302,100	11,220
Obic Co., Ltd.	57,000	10,786
Musashi Seimitsu Industry Co., Ltd.	494,700	10,781
Nifco Inc.	468,100	10,483
MISUMI Group Inc.	595,000	9,857
Tsumura & Co.	455,400	9,773
OSG Corp.	948,000	9,622
Daihatsu Deisel MFG, Co., Ltd.	773,000	8,794
Daido Steel Co., Ltd.	1,303,000	8,675
Nihon Parkerizing, Co., Ltd.	558,000	8,460
Sato Corp.	535,000	8,127
Amano Corp.	704,100	7,997
Aica Kogyo Co., Ltd.	941,700	7,995
Chugoku Marine Paints, Ltd.	997,000	7,993
JSP Corp.	757,900	7,973
Shinmaywa Industries, Ltd.	2,103,000	7,708
Sumida Corp.	628,700	7,609
The Tokyo Tomin Bank, Ltd.	268,900	7,542
Nippon Thompson Co., Ltd.	1,096,000	7,389
Exedy Corp.	232,500	7,100
Inaba Denki Sangyo Co., Ltd.	187,300	6,993
H.I.S Co., Ltd.	357,800	6,306
Nitta Corp.	359,000	6,254
Trusco Nakayama Corp.	465,200	6,234
Gulliver International Co., Ltd.	126,170	6,015
Nissan Chemical Industries, Ltd.	485,000	6,002
Tokyo Ohka Kogyo Co., Ltd.	297,200	5,971
Japan Aviation Electronics Industry, Ltd.	476,000	5,865
Intelligence, Ltd.	3,975	5,742
Lintec Corp.	364,800	5,580
Chiyoda Co., Ltd.	361,000	5,270
NAFCO Co., Ltd.	320,300	5,234
Nichicon Corp.	647,300	5,101
Ushio Inc.	248,700	5,090
Dowa Mining Co., Ltd.	731,000	4,910
Koito Manufacturing Co., Ltd.	335,000	4,853
Nishimatsuya Chain Co., Ltd.	500,900	4,844
KOA Corp.	698,100	4,641
Furukawa-Sky Aluminum Corp.	1,919,000	4,552
Ryosan Co., Ltd.	181,000	4,343
Sumitomo Osaka Cement Co., Ltd.	2,209,000	4,295
Tsutsumi Jewerly Co., Ltd.	217,900	4,130
Sysmex Corp.	98,800	4,123
ICOM Inc.	154,200	3,731
ARCS Co. Ltd.	295,000	3,557
Honeys Co., Ltd.	130,030	3,168
Nidec Copal Corp.	243,000	2,955
Nichi-Iko Pharmaceutical Co., Ltd.	104,100	2,795
ALPHA Corp.	193,000	2,552
Nishio Rent All Co. Ltd.	187,000	2,300
Nissin Healthcare Food Service Co. Ltd.	226,400	2,279
Sanie-International Co., Ltd.	148,300	2,206
The Minato Bank, Ltd.	1,064,000	2,074
Fujikura Kasei Co., Ltd.	283,800	1,972
Nagase & Co., Ltd.	203,000	1,928
DC Co., Ltd.	519,000	1,268
AUCNET Inc.	75,100	1,061
Thine Electronics Inc.	576	919
Dowa Mining Co., Ltd. Rights Exp. 1/29/10	2,300,000	770
Kissei Pharmaceutical Co.	10,000	214

		346,625

Netherlands (3.7%)
Fugro NV	450,000	30,844
Koninklijke Ten Cate NV	800,000	22,764
Smartrac NV	250,000	12,278
Arcadis NV	200,000	12,269
SBM Offshore NV	320,000	9,284
BinckBank NV	80,000	982

		88,421

Norway (0.5%)
Stepstone ASA	3,650,000	11,296

Philippines (0.8%)
Semirara Mining, Corp.	11,089,100	12,760
Aboitiz Equity Ventures Inc.	40,000,000	6,666

		19,426

Singapore (3.0%)
ComfortDelGro Corp. Ltd.	15,318,000	17,123
SMRT Corp. Ltd.	13,388,000	16,317
Singapore Exchange Ltd.	1,618,000	11,243
Suntec REIT	10,421,000	11,053
Sembcorp Industries Ltd.	2,965,000	9,720
Yanlord Land Group Ltd.	2,528,000	4,350

		69,806

South Korea (3.8%)
Kumkang Korea Chemical Co., Ltd.	48,060	18,857
Hite Brewery Co., Ltd.	141,131	18,757
Samsung Corp.	277,090	14,664
Samsung Engineering Co., Ltd.	134,347	13,063
Daegu Bank	624,290	9,117
Yuhan Corp.	32,790	6,598
CJ Cheiljedang Corp.	19,035	5,808
STX Engine Co., Ltd.	69,125	3,400

		90,264

Spain (2.7%)
Red Electrica de Espana SA	750,000	43,332
Enagas SA	750,000	20,685

		64,017

Sweden (4.3%)
Swedish Match AB	1,900,000	41,963
Saab AB	1,300,000	29,719
Munters AB	1,200,000	12,886
Transcom WorldWide SA	1,802,938	11,545
D. Carnegie & Co. AB	300,000	4,359

		100,472

Switzerland (7.1%)
Sika Finanz AG (Bearer)	26,000	40,587
BKW FMB Energie AG	250,000	31,498
Helvetia Patria Holding AG	85,000	30,731
Geberit AG	130,000	18,106
Bank Sarasin & Cie AG	4,000	16,659
Schweizerhall Holding AG	98,825	14,709
Jelmoli Holding AG	4,400	9,803
Mobilezone Holding AG	1,100,000	5,892
Compagnie Financiere Tradition	3,000	533

		168,518

Thailand (0.3%)
Bank of Ayudhya PLC (Foreign)	9,708,100	7,007

United Kingdom (16.7%)
WS Atkins PLC	1,200,000	25,723
SIG PLC	1,300,000	21,931
Carillion PLC	3,000,000	18,973
Imperial Energy Corp. PLC	650,000	18,857
Meggitt PLC	3,135,875	17,942
Babcock International Group PLC	1,550,000	17,261
Findel PLC	1,600,000	17,022
Forth Ports PLC	380,000	15,599
Balfour Beatty PLC	1,700,000	14,484
Alfred McAlpine Group PLC	1,398,635	13,974
Inchcape PLC	1,710,000	12,786
Premier Oil PLC	481,503	12,532
J.D. Wetherspoon PLC	1,775,000	12,158
The Go-Ahead Group PLC	280,000	12,139
National Express Group PLC	500,000	11,784
Speedy Hire PLC	640,000	9,358
John Wood Group PLC	1,200,000	9,124
Shaftesbury PLC	850,000	8,984
Quintain Estates & Development PLC	900,000	8,970
Leo Capital PLC	6,150,108	8,635
Ultra Electronics Holdings PLC	375,000	8,318
Venture Production PLC	600,000	8,062
Headlam Group PLC	900,000	7,360
William Hill PLC	900,000	7,339
Whatman PLC	1,440,122	6,879
BPP Holdings PLC	600,000	6,759
Homeserve PLC	200,000	6,639
Invensys PLC	1,350,000	6,122
Goldshield Group PLC	1,050,601	6,092
Derwent London PLC	200,000	5,474
The Future Network PLC	7,200,000	5,040
CSR PLC	450,000	4,776
AEA Technology PLC	2,559,950	4,449
RM PLC	1,000,000	4,081
Nestor Healthcare Group PLC	3,020,445	3,140
Eco Animal Health Group PLC	1,112,700	3,123
Chrysalis Group PLC	1,400,000	3,076
Concateno PLC	802,564	2,036
Alexon Group plc	1,360,000	1,870
Record PLC	583,333	1,317
Paragon Group Co. PLC Rights Exp. 2/18/08	1,750,000	1,174
Devro PLC	638,646	1,076
I-Mate PLC	2,100,000	724
Carter & Carter Group PLC	129,770	213
Paragon Group Co. PLC	70,000	186
Intermediate Capital Group PLC	2,931	84
Pinnacle Staffing Group PLC	723,983	45
Intermediate Capital Rights Exp. 2/6/08	4,581	24

		393,714

Total Common Stocks
(Cost $1,949,859)		2,312,299

Temporary Cash Investment (5.0%)

Vanguard Market Liquidity Fund, 4.060%
(Cost $117,862)	117,862,268	117,862

Total Investments (103.0%)
(Cost $2,067,721)		2,430,161

Other Assets and Liabilities - Net (-3.0%)		(71,110)

Net Assets (100%)		2,359,051

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security represented 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At January 31, 2008, the cost of investment securities for tax purposes was $2,103,103,000. Net unrealized appreciation of investment securities for tax purposes was $327,058,000, consisting of unrealized gains of $546,363,000 on securities that had risen in value since their purchase and $219,305,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains(losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	October 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	January 31, 2008 Market Value ($000)

cash.life AG	5,433	-	-	-	n/a 1
Saft Groupe SA	56,702	-	-	-	43,834

	62,135			-	43,834

1. At January 31, 2008, the issuer was not an affiliated company of the fund.

Vanguard Mid-Cap Growth Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (95.1%)

Consumer Discretionary (17.1%)
* ^ Life Time Fitness, Inc.	524,742	23,267
* Dick's Sporting Goods, Inc.	618,174	20,122
Strayer Education, Inc.	75,493	13,029
PetSmart, Inc.	458,285	10,481
DeVry, Inc.	176,170	9,723
* O'Reilly Automotive, Inc.	326,464	9,608
* GameStop Corp. Class A	178,685	9,243
* Penn National Gaming, Inc.	175,545	9,155
* Urban Outfitters, Inc.	307,305	8,912
* Morningstar, Inc.	121,474	8,023
Phillips-Van Heusen Corp.	175,195	7,383
* ^ Under Armour, Inc.	182,660	7,352
* Melco PBL Entertainment (MACAU) Ltd.	535,670	6,482
* WMS Industries, Inc.	167,625	6,269
* Scientific Games Corp.	257,650	6,132
* Discovery Holding Co. Class A	237,255	5,509
* Gaylord Entertainment Co.	186,680	5,449
International Game Technology	126,465	5,396
* The Goodyear Tire & Rubber Co.	210,485	5,298
Polo Ralph Lauren Corp.	85,485	5,180
National CineMedia Inc.	175,325	3,996
* Marvel Entertainment, Inc.	141,425	3,988
Harman International Industries, Inc.	32,975	1,536
* Tractor Supply Co.	2,592	100

		191,633

Consumer Staples (1.2%)
Whole Foods Market, Inc.	185,380	7,311
* Hansen Natural Corp.	149,980	5,783

		13,094

Energy (10.0%)
* Ultra Petroleum Corp.	202,180	13,910
Smith International, Inc.	247,221	13,402
* Forest Oil Corp.	285,630	12,916
Range Resources Corp.	216,480	11,305
* Southwestern Energy Co.	198,985	11,125
* Superior Energy Services, Inc.	257,395	10,319
* Grant Prideco, Inc.	199,185	9,915
* National Oilwell Varco Inc.	129,925	7,825
* Exterran Holdings, Inc.	108,810	7,099
XTO Energy, Inc.	129,360	6,719
* ^ SandRidge Energy, Inc.	173,760	5,288
* Cal Dive International, Inc.	264,420	2,507

		112,330

Financials (7.7%)
* ^ Affiliated Managers Group, Inc.	198,270	19,492
Lazard Ltd. Class A	252,435	9,976
* Interactive Brokers Group, Inc.	223,255	7,771
Digital Realty Trust, Inc. REIT	207,845	7,426
* Philadelphia Consolidated Holding Corp.	186,210	6,666
Assurant, Inc.	102,029	6,621
National Financial Partners Corp.	172,190	6,216
BOK Financial Corp.	111,080	6,052
Nymex Holdings Inc.	49,710	5,717
* Investment Technology Group, Inc.	118,733	5,577
The Blackstone Group L.P.	286,375	5,255

		86,769

Health Care (12.2%)
Pharmaceutical Product Development, Inc.	410,168	17,785
C.R. Bard, Inc.	175,739	16,971
* Healthways, Inc.	295,442	16,633
* IDEXX Laboratories Corp.	259,512	14,629
* Hologic, Inc.	189,390	12,189
* Covance, Inc.	142,100	11,817
* Gen-Probe Inc.	197,220	11,271
* Henry Schein, Inc.	176,345	10,251
* DaVita, Inc.	160,870	8,582
* Pediatrix Medical Group, Inc.	60,200	4,099
IMS Health, Inc.	148,990	3,559
Brookdale Senior Living Inc.	158,300	3,533
* Qiagen NV	138,270	2,821
* Inverness Medical Innovations, Inc.	47,575	2,143

		136,283

Industrials (18.8%)
* FTI Consulting, Inc.	433,960	24,002
Precision Castparts Corp.	180,850	20,581
Fastenal Co.	458,171	18,515
* McDermott International, Inc.	371,355	17,521
Harsco Corp.	236,605	13,468
Ametek, Inc.	295,070	12,995
Expeditors International of Washington, Inc.	226,800	10,725
Rockwell Collins, Inc.	164,712	10,410
* IHS Inc. Class A	152,330	9,435
Robert Half International, Inc.	326,495	9,070
* Corrections Corp. of America	325,130	8,629
* Stericycle, Inc.	140,160	8,306
* General Cable Corp.	133,720	7,757
Rockwell Automation, Inc.	128,110	7,305
Roper Industries Inc.	127,525	7,131
* BE Aerospace, Inc.	176,100	6,799
* Quanta Services, Inc.	289,075	6,337
C.H. Robinson Worldwide Inc.	113,425	6,300
* ^ RSC Holdings Inc.	505,460	5,560

		210,846

Information Technology (23.5%)
* Activision, Inc.	943,954	24,420
* Cognizant Technology Solutions Corp.	679,025	18,945
Paychex, Inc.	521,972	17,079
* FLIR Systems, Inc.	436,236	13,209
* Iron Mountain, Inc.	383,575	13,191
Amphenol Corp.	293,450	11,720
* VistaPrint Ltd.	306,835	11,417
* Silicon Laboratories Inc.	343,125	10,719
FactSet Research Systems Inc.	181,390	10,145
* Network Appliance, Inc.	400,005	9,288
* VeriSign, Inc.	272,680	9,249
* Autodesk, Inc.	217,700	8,958
* Business Objects S.A. ADR	142,665	8,869
* MICROS Systems, Inc.	137,975	8,496
* Nuance Communications, Inc.	499,200	7,932
* j2 Global Communications, Inc.	348,377	7,633
* F5 Networks, Inc.	311,870	7,338
Global Payments Inc.	188,625	7,055
Microchip Technology, Inc.	193,284	6,168
* Alliance Data Systems Corp.	115,900	5,861
* Trimble Navigation Ltd.	218,722	5,785
* Citrix Systems, Inc.	159,240	5,513
Fidelity National Information Services, Inc.	128,825	5,469
National Semiconductor Corp.	278,520	5,133
Intersil Corp.	222,765	5,130
Seagate Technology	248,310	5,033
* Riverbed Technology, Inc.	220,800	4,935
* MEMC Electronic Materials, Inc.	60,629	4,333
* Omniture, Inc.	122,525	3,029
* Gartner, Inc. Class A	118,900	1,766

		263,818

Materials (2.6%)
Ecolab, Inc.	310,470	14,980
* RTI International Metals, Inc.	142,450	7,870
Airgas, Inc.	133,803	6,210

		29,060

Telecommunication Services (1.5%)
* American Tower Corp. Class A	316,215	11,868
* ^ Clearwire Corp.	369,390	5,075

		16,943

Exchange-Traded Fund (0.5%)
1 Vanguard Mid-Cap ETF	82,700	5,886

Total Common Stocks
(Cost $1,020,624)		1,066,662

Temporary Cash Investments (7.5%)

Money Market Fund (6.9%)
2 Vanguard Market Liquidity Fund, 4.060%	77,415,485	77,416
	Face
	Amount
	($000)

U.S. Agency Obligations (0.6%)
3 Federal Home Loan Bank
4 4.548%, 2/1/08	4,000	4,000
3 Federal National Mortgage Assn.
4 2.701%, 4/21/08	3,000	2,982

		6,982

Total Temporary Cash Investments
(Cost $84,337)		84,398

Total Investments (102.6%)
(Cost $1,104,961)		1,151,060

Other Assets and Liabilities - Net (-2.6%)		(29,399)

Net Assets (100%)		1,121,661

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $6,982,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $1,104,961,000. Net unrealized appreciation of investment securities for tax purposes was $46,099,000, consisting of unrealized gains of $129,264,000 on securities that had risen in value since their purchase and $83,165,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.0% and 5.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	34	13,709	(770)
E-mini NASDAQ 100 Index	115	4,250	57
E-mini S&P MidCap 400 Index	41	3,306	129

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (89.5%)

Consumer Discretionary (14.7%)
Royal Caribbean Cruises, Ltd.	2,420,300	97,490
Family Dollar Stores, Inc.	4,334,300	91,150
The Stanley Works	1,635,500	83,999
Advance Auto Parts, Inc.	1,704,400	60,813
* Hanesbrands Inc.	2,283,700	58,485
Sherwin-Williams Co.	962,800	55,082
Idearc Inc.	3,111,500	50,593
^ Dillard's Inc.	2,451,900	48,621
Service Corp. International	2,727,900	32,817
* Office Depot, Inc.	2,018,500	29,934

		608,984

Consumer Staples (6.0%)
Carolina Group	1,334,900	109,635
Reynolds American Inc.	1,512,200	95,768
UST, Inc.	811,100	42,145

		247,548

Energy (7.7%)
Murphy Oil Corp.	1,818,000	133,696
El Paso Corp.	6,307,000	103,939
Venture Production PLC	3,074,300	41,310
Overseas Shipholding Group Inc.	472,900	30,843
Marathon Oil Corp.	183,900	8,616

		318,404

Financials (20.6%)
Annaly Mortgage Management Inc. REIT	6,980,600	137,657
People's United Financial Inc.	5,912,097	99,855
1 First Industrial Realty Trust REIT	2,785,300	97,012
Unum Group	3,537,900	80,027
Willis Group Holdings Ltd.	1,946,300	68,588
Axis Capital Holdings Ltd.	1,702,600	68,172
CNA Financial Corp.	1,899,800	64,574
The South Financial Group, Inc.	3,348,200	57,857
CIT Group Inc.	1,720,000	48,091
New York Community Bancorp, Inc.	2,164,300	40,148
National City Corp.	1,644,600	29,257
American National Insurance Co.	126,484	15,862
American Financial Group, Inc.	513,600	14,242
IPC Holdings Ltd.	548,300	14,108
XL Capital Ltd. Class A	289,700	13,037
Hudson City Bancorp, Inc.	330,000	5,405

		853,892

Health Care (7.9%)
* Coventry Health Care Inc.	1,919,500	108,605
Hillenbrand Industries, Inc.	1,496,275	77,387
Omnicare, Inc.	3,464,400	76,702
Quest Diagnostics, Inc.	1,258,800	62,084

		324,778

Industrials (14.6%)
L-3 Communications Holdings, Inc.	1,062,300	117,735
Avery Dennison Corp.	1,955,500	101,334
Goodrich Corp.	1,436,800	89,872
Air France KLM ADR	2,877,255	80,189
Ryder System, Inc.	1,458,100	75,909
ITT Industries, Inc.	1,009,200	59,977
Pitney Bowes, Inc.	1,148,700	42,157
Briggs & Stratton Corp.	1,668,500	34,788

		601,961

Information Technology (5.4%)
* Flextronics International Ltd.	6,362,009	74,436
* Computer Sciences Corp.	1,752,700	74,174
* Qimonda AG ADR	5,781,964	39,722
* Semiconductor Manufacturing International Corp. ADR	4,626,200	19,014
* Micron Technology, Inc.	1,697,877	11,936
* Spansion Inc. Class A	1,292,500	4,937

		224,219

Materials (2.5%)
* Domtar Corp.	8,333,500	67,251
Ashland, Inc.	774,496	35,263

		102,514

Utilities (10.1%)
Pinnacle West Capital Corp.	2,928,400	112,509
Xcel Energy, Inc.	4,214,700	87,624
MDU Resources Group, Inc.	3,268,700	84,725
CenterPoint Energy Inc.	3,986,700	63,827
* Reliant Energy, Inc.	2,646,200	56,285
Puget Energy, Inc.	404,500	10,578

		415,548

Total Common Stocks
(Cost $3,358,810)		3,697,848

Temporary Cash Investments (11.0%)

Money Markets Fund (10.8%)
2 Vanguard Market Liquidity Fund, 4.060%	445,309,390	445,309
	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal Home Loan Mortgage Corp.
4 3.607%, 4/7/08	10,000	9,953

Total Temporary Cash Investments
(Cost $455,244)		455,262

Total Investments (100.5%)
(Cost $3,814,054)		4,153,110

Other Assets and Liabilities-Net (-0.5%)		(19,145)

Net Assets (100%)		4,133,965

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $9,953,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $3,814,054,000. Net unrealized appreciation of investment securities for tax purposes was $339,056,000, consisting of unrealized gains of $718,271,000 on securities that had risen in value since their purchase and $379,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 91.6% and 8.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)>
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1,068	73,671	3,730
S&P 500 Index	37	12,761	(805)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	January 31, 2008 Market Value ($000)

First Industrial Realty Trust REIT	110,282	10,841	8,492	1,869	97,012
The South Financial Group, Inc.	78,750	-	7,706	648	n/a 1

	189,032			2,517	97,012

1 At January 31, 2008, the security was still held but the issuer was no longer an affiliated company of the fund.

Vanguard High Dividend Yield Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (6.4%)
McDonald's Corp.	35,023	1,875
Home Depot, Inc.	49,008	1,503
Carnival Corp.	13,631	606
CBS Corp.	19,453	490
General Motors Corp.	16,424	465
Clear Channel Communications, Inc.	14,389	442
Fortune Brands, Inc.	4,465	312
Harley-Davidson, Inc.	7,077	287
Gannett Co., Inc.	6,813	252
VF Corp.	3,235	250
Mattel, Inc.	11,552	243
Genuine Parts Co.	4,861	214
Sherwin-Williams Co.	3,645	209
Limited Brands, Inc.	10,532	201
Newell Rubbermaid, Inc.	8,088	195
Whirlpool Corp.	2,264	193
H & R Block, Inc.	9,329	180
Eastman Kodak Co.	8,380	167
D. R. Horton, Inc.	9,092	157
Black & Decker Corp.	1,979	143
The Stanley Works	2,454	126
Hasbro, Inc.	4,794	125
Darden Restaurants Inc.	4,189	119
Autoliv, Inc.	2,302	115
Leggett & Platt, Inc.	5,213	99
Family Dollar Stores, Inc.	4,233	89
Snap-On Inc.	1,739	85
Lennar Corp. Class A	3,932	81
KB Home	2,749	76
Regal Entertainment Group Class A	3,887	72
Idearc Inc.	4,411	72
New York Times Co. Class A	4,215	71
Tupperware Brands Corp.	1,876	69
Gentex Corp.	4,302	68
Foot Locker, Inc.	4,779	65
Choice Hotels International, Inc.	1,927	64
Brinker International, Inc.	3,233	60
OfficeMax, Inc.	2,398	59
Jones Apparel Group, Inc.	3,372	57
Brunswick Corp.	2,832	54
MDC Holdings, Inc.	1,119	52
Polaris Industries, Inc.	1,099	48
Belo Corp. Class A	2,639	44
Pool Corp.	1,583	39
Cooper Tire & Rubber Co.	1,891	32
Circuit City Stores, Inc.	5,771	31
IHOP Corp.	559	30
National CineMedia Inc.	1,291	29
Ethan Allen Interiors, Inc.	930	29
ArvinMeritor, Inc.	2,094	28
CBRL Group, Inc.	840	26
American Axle & Manufacturing Holdings, Inc.	1,158	25
Borders Group, Inc.	2,113	24
Jackson Hewitt Tax Service Inc.	1,059	23
Domino's Pizza, Inc.	1,687	23
Sonic Automotive, Inc.	1,137	23
The Buckle, Inc.	545	23
Winnebago Industries, Inc.	1,072	23
Blyth, Inc.	1,024	22
The Pep Boys (Manny, Moe & Jack)	1,809	20
Cato Corp. Class A	1,130	18
Group 1 Automotive, Inc.	681	18
Superior Industries International, Inc.	973	18
The McClatchy Co. Class A	1,611	17
Warner Music Group Corp.	2,151	17
Modine Manufacturing Co.	980	15
Triarc Cos., Inc. Class B	1,617	15
Kellwood Co.	751	15
Asbury Automotive Group, Inc.	1,027	14
Journal Communications, Inc.	1,763	15
Lee Enterprises, Inc.	1,139	14
Furniture Brands International Inc.	1,387	13
Monaco Coach Corp.	1,222	12
Media General, Inc. Class A	640	12
GateHouse Media, Inc.	1,231	12
Sealy Corp.	1,290	12
Oxford Industries, Inc.	506	12
Ruby Tuesday, Inc.	1,465	11
La-Z-Boy Inc.	1,475	11
Skyline Corp.	377	11
Sinclair Broadcast Group, Inc.	1,197	11
The Marcus Corp.	607	11
Ambassadors Group, Inc.	551	10
Kenneth Cole Productions, Inc.	580	10
Beazer Homes USA, Inc.	1,111	10
Sauer-Danfoss, Inc.	411	9
National Presto Industries, Inc.	145	8
Standard Pacific Corp.	2,061	8
Big 5 Sporting Goods Corp.	627	7
Brookfield Homes Corp.	377	6
Triarc Cos., Inc. Class A	612	6
Stein Mart, Inc.	904	6
Building Materials Holding Corp.	833	6
Marine Products Corp.	429	4
Westwood One, Inc.	1,852	3
Entercom Communications Corp.	225	3
Lithia Motors, Inc.	73	1
Talbots Inc.	101	1
Citadel Broadcasting Corp.	657	1
Tuesday Morning Corp.	145	1
Nautilus Inc.	54	-
Carmike Cinemas, Inc.	32	-

		11,008

Consumer Staples (14.3%)
The Procter & Gamble Co.	91,370	6,026
Altria Group, Inc.	61,200	4,640
The Coca-Cola Co.	67,889	4,017
Kraft Foods Inc.	44,870	1,313
Colgate-Palmolive Co.	14,930	1,150
Anheuser-Busch Cos., Inc.	21,357	993
Kimberly-Clark Corp.	12,365	812
General Mills, Inc.	9,785	534
Sysco Corp.	17,669	513
Avon Products, Inc.	12,548	439
Kellogg Co.	8,662	415
Reynolds American Inc.	6,416	406
H.J. Heinz Co.	9,269	394
ConAgra Foods, Inc.	14,253	307
Sara Lee Corp.	21,157	297
Wm. Wrigley Jr. Co.	4,757	273
Campbell Soup Co.	8,453	267
Carolina Group	3,188	262
The Clorox Co.	4,079	250
UST, Inc.	4,622	240
SuperValu Inc.	6,280	189
The Hershey Co.	4,883	177
McCormick & Co., Inc.	3,378	114
J.M. Smucker Co.	1,683	79
Flowers Foods, Inc.	2,806	67
Universal Corp. (VA)	796	40
Lancaster Colony Corp.	796	28
Nu Skin Enterprises, Inc.	1,548	25
Lance, Inc.	1,021	19
WD-40 Co.	479	16
Weis Markets, Inc.	432	16
Reddy Ice Holdings, Inc.	715	16
Vector Group Ltd.	864	16
Nash-Finch Co.	431	15
Alico, Inc.	255	11
Farmer Brothers, Inc.	333	8

		24,384

Energy (5.8%)
Chevron Corp.	62,319	5,266
ConocoPhillips Co.	46,903	3,767
Spectra Energy Corp.	18,181	415
Patterson-UTI Energy, Inc.	4,643	91
Teekay Shipping Corp.	1,610	76
Copano Energy LLC	1,476	52
Ship Finance International Ltd.	1,683	44
Crosstex Energy, Inc.	1,099	36
Tsakos Energy Navigation Ltd.	828	29
Nordic American Tanker Shipping Ltd.	866	27
General Maritime Corp.	783	19
MarkWest Hydrocarbon, Inc.	256	16
Knightsbridge Tankers Ltd.	557	15

		9,853

Financials (26.5%)
Bank of America Corp.	130,330	5,780
JPMorgan Chase & Co.	98,199	4,669
Citigroup, Inc.	150,071	4,235
Wells Fargo & Co.	99,095	3,370
Wachovia Corp.	58,255	2,268
U.S. Bancorp	51,079	1,734
Bank of New York Mellon Corp.	32,924	1,535
Morgan Stanley	31,039	1,534
Merrill Lynch & Co., Inc.	24,942	1,407
Fannie Mae	28,074	951
The Travelers Cos., Inc.	18,701	900
The Allstate Corp.	16,575	817
The Hartford Financial Services Group Inc.	9,195	743
SunTrust Banks, Inc.	10,175	702
PNC Financial Services Group	9,976	655
Freddie Mac	19,390	589
BB&T Corp.	16,028	581
The Chubb Corp.	11,211	581
Regions Financial Corp.	20,482	517
Washington Mutual, Inc.	25,220	502
Marsh & McLennan Cos., Inc.	15,718	434
Lincoln National Corp.	7,867	428
Fifth Third Bancorp	15,597	423
National City Corp.	18,355	327
SLM Corp.	14,792	322
KeyCorp	11,532	302
M & T Bank Corp.	3,278	301
Hudson City Bancorp, Inc.	15,711	257
XL Capital Ltd. Class A	5,355	241
Marshall & Ilsley Corp.	7,733	216
American Capital Strategies, Ltd.	5,555	195
Comerica, Inc.	4,477	195
Cincinnati Financial Corp.	4,828	186
Axis Capital Holdings Ltd.	4,433	177
New York Community Bancorp, Inc.	9,419	175
Sovereign Bancorp, Inc.	14,007	175
Zions Bancorp	3,161	173
People's United Financial Inc.	9,901	167
CIT Group Inc.	5,579	156
Safeco Corp.	2,771	148
Huntington Bancshares Inc.	10,763	145
PartnerRe Ltd.	1,696	134
Fidelity National Financial, Inc. Class A	6,637	131
Synovus Financial Corp.	9,798	129
First American Corp.	2,739	119
Countrywide Financial Corp.	16,886	118
Popular, Inc.	8,431	114
Willis Group Holdings Ltd.	3,188	112
Associated Banc-Corp.	3,806	107
Old Republic International Corp.	7,021	105
Allied Capital Corp.	4,520	100
Federated Investors, Inc.	2,307	98
Cullen/Frost Bankers, Inc.	1,759	96
Commerce Bancshares, Inc.	2,154	96
Protective Life Corp.	2,078	83
TCF Financial Corp.	3,836	82
City National Corp.	1,433	82
Waddell & Reed Financial, Inc.	2,438	81
First Horizon National Corp.	3,663	79
UnionBanCal Corp.	1,611	79
Endurance Specialty Holdings Ltd.	1,884	76
Astoria Financial Corp.	2,796	76
Valley National Bancorp	3,738	76
Bank of Hawaii Corp.	1,489	75
Wilmington Trust Corp.	2,131	74
Aspen Insurance Holdings Ltd.	2,577	73
Colonial BancGroup, Inc.	4,485	70
Arthur J. Gallagher & Co.	2,762	70
Nationwide Financial Services, Inc.	1,567	69
Fulton Financial Corp.	5,356	68
Washington Federal Inc.	2,656	65
BancorpSouth, Inc.	2,556	63
Unitrin, Inc.	1,445	59
Jefferies Group, Inc.	2,877	58
MBIA, Inc.	3,638	56
Apollo Investment Corp.	3,605	55
Webster Financial Corp.	1,601	54
FirstMerit Corp.	2,379	53
Susquehanna Bancshares, Inc.	2,505	53
Whitney Holdings Corp.	1,973	53
Commerce Group, Inc.	1,373	50
IPC Holdings Ltd.	1,915	49
First Midwest Bancorp, Inc.	1,528	48
Alabama National BanCorporation	592	46
NewAlliance Bancshares, Inc.	3,668	45
Greenhill & Co., Inc.	658	44
Hancock Holding Co.	1,043	43
United Bankshares, Inc.	1,344	43
Westamerica Bancorporation	868	43
First Niagara Financial Group, Inc.	3,346	43
Selective Insurance Group	1,739	42
Trustmark Corp.	1,801	41
State Auto Financial Corp.	1,352	38
Mercury General Corp.	781	38
The South Financial Group, Inc.	2,165	37
Old National Bancorp	2,175	37
Ambac Financial Group, Inc.	3,075	36
Citizens Banking Corp.	2,543	36
Erie Indemnity Co. Class A	686	35
Park National Corp.	469	34
Zenith National Insurance Corp.	847	34
Umpqua Holdings Corp.	2,050	34
Harleysville Group, Inc.	932	33
Pacific Capital Bancorp	1,544	33
MB Financial, Inc.	1,062	33
CVB Financial Corp.	2,892	32
LandAmerica Financial Group, Inc.	617	32
United Community Banks, Inc.	1,658	32
Sterling Financial Corp.	1,793	32
First Charter Corp.	1,160	32
International Bancshares Corp.	1,520	32
F.N.B. Corp.	1,983	31
American National Insurance Co.	246	31
First Community Bancorp	860	31
Frontier Financial Corp.	1,489	30
Glacier Bancorp, Inc.	1,611	30
National Penn Bancshares Inc.	1,702	29
Provident Financial Services Inc.	2,112	29
MCG Capital Corp.	2,146	28
First BanCorp Puerto Rico	2,941	28
Alfa Corp.	1,271	28
Horace Mann Educators Corp.	1,500	28
First Busey Corp.	1,254	27
WesBanco, Inc.	986	27
The First Marblehead Corp.	1,645	27
Capitol Federal Financial	788	25
United Fire & Casualty Co.	747	25
First Commonwealth Financial Corp.	2,108	24
TrustCo Bank NY	2,352	24
S & T Bancorp, Inc.	763	24
NBT Bancorp, Inc.	1,048	24
First Financial Bankshares, Inc.	626	23
Financial Federal Corp.	944	23
IBERIABANK Corp.	433	22
Safety Insurance Group, Inc.	565	22
Chemical Financial Corp.	795	22
Advance America, Cash Advance Centers, Inc.	2,283	20
Provident Bankshares Corp.	966	20
Brookline Bancorp, Inc.	1,898	20
Anchor Bancorp Wisconsin Inc.	769	19
IndyMac Bancorp, Inc.	2,332	19
Community Bank System, Inc.	868	19
KNBT Bancorp Inc.	1,019	19
City Holding Co.	474	18
Amcore Financial, Inc.	802	18
Sandy Spring Bancorp, Inc.	587	18
Simmons First National Corp.	596	17
Central Pacific Financial Co.	889	17
Harleysville National Corp.	1,111	17
Community Trust Bancorp Inc.	577	17
Northwest Bancorp, Inc.	546	16
Independent Bank Corp. (MI)	1,129	16
Dime Community Bancshares	1,043	16
Corus Bankshares Inc.	1,189	15
Omega Financial Corp.	486	15
First Merchants Corp.	532	14
* Guaranty Financial Group, Inc.	1,016	14
Bank Mutual Corp.	1,146	14
S.Y. Bancorp, Inc.	537	14
Renasant Corp.	656	14
First Financial Corp. (IN)	436	13
Columbia Banking System, Inc.	505	13
Flushing Financial Corp.	806	13
Washington Trust Bancorp, Inc.	508	13
Student Loan Corp.	106	13
Lakeland Bancorp, Inc.	992	13
Capitol Bancorp Ltd.	600	12
Stewart Information Services Corp.	363	12
Suffolk Bancorp	400	12
Independent Bank Corp. (MA)	416	12
SWS Group, Inc.	787	12
Presidential Life Corp.	639	12
Baldwin & Lyons, Inc. Class B	438	12
Capital City Bank Group, Inc.	399	12
First Community Bancshares, Inc.	332	11
Sterling Bancorp	800	11
Oriental Financial Group Inc.	716	11
Banner Corp.	442	11
Peoples Bancorp, Inc.	481	11
First Financial Holdings, Inc.	458	11
First Source Corp.	558	11
First Bancorp (NC)	597	11
Camden National Corp.	328	11
Cascade Bancorp	806	10
Farmers Capital Bank Corp.	386	10
Integra Bank Corp.	683	10
First Financial Bancorp	846	10
City Bank Lynnwood (WA)	445	10
Old Second Bancorp, Inc.	344	10
Cohen & Steers, Inc.	338	10
Midwest Banc Holdings, Inc.	832	10
Arrow Financial Corp.	425	9
Great Southern Bancorp, Inc.	463	9
Tompkins Trustco, Inc.	210	9
Hanmi Financial Corp.	999	9
BankAtlantic Bancorp, Inc. Class A	1,508	9
Nelnet, Inc.	540	7
West Coast Bancorp	445	7
PFF Bancorp, Inc.	507	6
Wilshire Bancorp Inc.	620	5
Kansas City Life Insurance Co.	101	5
Advanta Corp. Class A	355	3
Irwin Financial Corp.	152	2
Seacoast Banking Corp. of Florida	113	1
Flagstar Bancorp, Inc.	150	1
W.P. Stewart & Co., Ltd.	216	1
Advanta Corp. Class B	97	1
Santander BanCorp	32	-

		45,146

Health Care (11.9%)
Johnson & Johnson	83,661	5,292
Pfizer Inc.	199,662	4,670
Merck & Co., Inc.	63,809	2,953
Abbott Laboratories	45,246	2,547
Eli Lilly & Co.	33,119	1,706
Wyeth	38,932	1,549
Bristol-Myers Squibb Co.	56,993	1,322
Hillenbrand Industries, Inc.	1,838	95
Owens & Minor, Inc. Holding Co.	1,201	50
Mentor Corp.	1,093	38
Brookdale Senior Living Inc.	1,490	33
Landauer, Inc.	259	12
Datascope Corp.	325	11
Computer Programs and Systems, Inc.	349	7
LCA-Vision Inc.	80	1

		20,286

Industrials (14.2%)
General Electric Co.	296,334	10,493
3M Co.	20,920	1,666
United Parcel Service, Inc.	19,786	1,448
Caterpillar, Inc.	18,597	1,323
Honeywell International Inc.	21,733	1,284
Emerson Electric Co.	23,183	1,179
Raytheon Co.	12,488	813
Illinois Tool Works, Inc.	15,811	797
Northrop Grumman Corp.	9,840	781
Norfolk Southern Corp.	11,589	630
PACCAR, Inc.	10,965	514
Waste Management, Inc.	14,748	478
Eaton Corp.	4,255	352
Masco Corp.	10,683	245
Pitney Bowes, Inc.	6,426	236
R.R. Donnelley & Sons Co.	6,217	217
Republic Services, Inc. Class A	5,509	165
Avery Dennison Corp.	3,163	164
The Timken Co.	2,774	84
Hubbell Inc. Class B	1,548	74
Teleflex Inc.	1,188	70
The Corporate Executive Board Co.	1,108	64
UAP Holding Corp.	1,543	59
GATX Corp.	1,534	58
Alexander & Baldwin, Inc.	1,249	57
HNI Corp.	1,480	50
Seaspan Corp.	1,581	48
Diana Shipping Inc.	1,607	47
Aircastle Ltd.	1,865	46
Applied Industrial Technology, Inc.	1,421	43
Quintana Maritime Ltd.	1,741	43
Baldor Electric Co.	1,326	40
Deluxe Corp.	1,595	39
Mine Safety Appliances Co.	817	36
Eagle Bulk Shipping Inc.	1,385	34
Barnes Group, Inc.	1,214	32
Healthcare Services Group, Inc.	1,286	31
Genco Shipping and Trading Ltd.	623	31
Briggs & Stratton Corp.	1,445	30
Steelcase Inc.	1,940	30
Arkansas Best Corp.	915	28
Watsco, Inc.	750	28
ABM Industries Inc.	1,209	25
A.O. Smith Corp.	622	22
Knoll, Inc.	1,619	22
McGrath RentCorp	869	20
NACCO Industries, Inc. Class A	187	19
Kelly Services, Inc. Class A	937	16
Federal Signal Corp.	1,353	16
Kimball International, Inc. Class B	1,142	14
Ennis, Inc.	892	14
Horizon Lines Inc.	695	13
TAL International Group, Inc.	470	10
Standex International Corp.	551	10
Courier Corp.	355	9
CDI Corp.	429	8
Wabash National Corp.	860	8
Vicor Corp.	632	8
Electro Rent Corp.	552	8
The Standard Register Co.	706	7
Diamond Management and Technology Consultants,Inc.	1,361	6
Lawson Products, Inc.	181	6
Xerium Technologies Inc.	1,011	5
Pacer International, Inc.	122	2

		24,155

Information Technology (1.2%)
Automatic Data Processing, Inc.	15,482	628
Paychex, Inc.	10,904	357
Analog Devices, Inc.	9,156	260
Microchip Technology, Inc.	6,410	205
Xilinx, Inc.	8,667	190
Linear Technology Corp.	6,490	180
Diebold, Inc.	1,925	50
Imation Corp.	1,368	35
Acxiom Corp.	2,842	30
United Online, Inc.	1,634	18
Quality Systems, Inc.	577	18
Nam Tai Electronics, Inc.	1,322	11
infoUSA Inc.	1,176	10
Gevity HR, Inc.	662	5

		1,997

Materials (4.7%)
E.I. du Pont de Nemours & Co.	26,141	1,181
Dow Chemical Co.	27,624	1,068
Freeport-McMoRan Copper & Gold, Inc. Class B	11,055	984
Alcoa Inc.	24,643	816
Nucor Corp.	8,755	506
Weyerhaeuser Co.	6,275	425
International Paper Co.	12,495	403
PPG Industries, Inc.	4,833	319
Rohm & Haas Co.	4,749	253
Vulcan Materials Co.	3,201	251
Southern Peru Copper Corp. (U.S. Shares)	2,572	241
Eastman Chemical Co.	2,376	157
MeadWestvaco Corp.	5,445	152
Lubrizol Corp.	2,067	109
Sonoco Products Co.	2,887	89
Ashland, Inc.	1,881	86
Bemis Co., Inc.	3,021	82
RPM International, Inc.	3,657	79
Valspar Corp.	3,058	61
Cabot Corp.	2,058	61
Temple-Inland Inc.	3,103	58
Eagle Materials, Inc.	1,533	58
Packaging Corp. of America	2,279	55
Chemtura Corp.	7,315	49
Louisiana-Pacific Corp.	3,026	46
Olin Corp.	2,190	45
Worthington Industries, Inc.	2,498	41
Sensient Technologies Corp.	1,435	38
Compass Minerals International, Inc.	749	32
Arch Chemicals, Inc.	807	27
Ferro Corp.	1,249	22
A. Schulman Inc.	951	19
Glatfelter	1,290	19
AMCOL International Corp.	758	19
Greif Inc. Class B Shares	264	16
Wausau Paper Corp.	1,569	14
Schweitzer-Mauduit International, Inc.	585	14
Spartech Corp.	931	14
Valhi, Inc.	647	11
Georgia Gulf Corp.	975	8
Stepan Co.	237	7
NL Industries, Inc.	585	7
Tronox Inc. Class B	649	5
Tronox Inc.	526	4

		7,951

Telecommunication Services (6.3%)
AT&T Inc.	178,834	6,883
Verizon Communications Inc.	85,408	3,317
Embarq Corp.	4,496	204
Windstream Corp.	13,769	160
Citizens Communications Co.	10,118	116
NTELOS Holdings Corp.	1,100	23
Alaska Communications Systems Holdings, Inc.	1,550	22
FairPoint Communications, Inc.	1,286	14
Iowa Telecommunications Services Inc.	678	10
SureWest Communications	554	9
IDT Corp. Class B	1,214	8
IDT Corp.	323	2

		10,768

Utilities (8.5%)
Exelon Corp.	19,120	1,457
Southern Co.	21,967	799
FPL Group, Inc.	11,751	758
Dominion Resources, Inc.	16,730	719
Public Service Enterprise Group, Inc.	7,403	711
Duke Energy Corp.	36,474	681
FirstEnergy Corp.	8,889	633
Entergy Corp.	5,705	617
PPL Corp.	10,779	527
American Electric Power Co., Inc.	11,527	494
Edison International	9,445	493
Constellation Energy Group, Inc.	5,225	491
Sempra Energy	7,586	424
PG&E Corp.	10,184	418
Consolidated Edison Inc.	7,873	343
Progress Energy, Inc.	7,476	338
Ameren Corp.	6,044	271
Xcel Energy, Inc.	12,355	257
DTE Energy Co.	5,029	214
Equitable Resources, Inc.	3,528	197
Wisconsin Energy Corp.	3,436	156
NiSource, Inc.	8,015	152
CenterPoint Energy Inc.	9,289	149
Pepco Holdings, Inc.	5,668	144
ONEOK, Inc.	3,040	143
MDU Resources Group, Inc.	5,372	139
Northeast Utilities	4,607	128
SCANA Corp.	3,408	127
Alliant Energy Corp.	3,293	121
Energy East Corp.	4,574	115
Pinnacle West Capital Corp.	2,911	112
Integrys Energy Group, Inc.	2,212	108
National Fuel Gas Co.	2,431	105
TECO Energy, Inc.	6,180	103
NSTAR	3,119	101
Puget Energy, Inc.	3,546	93
OGE Energy Corp.	2,714	89
AGL Resources Inc.	2,297	87
UGI Corp. Holding Co.	3,147	84
Aqua America, Inc.	3,954	79
Atmos Energy Corp.	2,709	78
Great Plains Energy, Inc.	2,631	73
Westar Energy, Inc.	2,962	72
ITC Holdings Corp.	1,288	68
DPL Inc.	2,449	68
Vectren Corp.	2,213	61
Piedmont Natural Gas, Inc.	2,296	58
Nicor Inc.	1,365	56
Hawaiian Electric Industries Inc.	2,418	54
WGL Holdings Inc.	1,496	48
Cleco Corp.	1,804	47
IDACORP, Inc.	1,421	46
PNM Resources Inc.	2,380	46
Portland General Electric Co.	1,844	45
Black Hills Corp.	1,109	43
ALLETE, Inc.	1,005	39
New Jersey Resources Corp.	811	38
Southwest Gas Corp.	1,328	38
Northwest Natural Gas Co.	789	37
South Jersey Industries, Inc.	951	33
NorthWestern Corp.	1,122	32
Avista Corp.	1,591	32
UniSource Energy Corp.	1,088	32
Otter Tail Corp.	890	29
UIL Holdings Corp.	720	25
California Water Service Group	703	24
The Laclede Group, Inc.	701	24
MGE Energy, Inc.	668	22
Empire District Electric Co.	982	22
American States Water Co.	609	21
CH Energy Group, Inc.	494	19
Central Vermont Public Service Corp.	412	12

		14,519

Total Common Stocks
(Cost $181,955)		170,067

Temporary Cash Investment (0.3%)

1 Vanguard Market Liquidity Fund, 4.060%
(Cost $469)	469,066	469

Total Investments (100.1%)
(Cost $182,424)		170,536

Other Assets and Liabilities-Net (-0.1%)		(163)

Net Assets (100%)		170,373

* New issue that has not paid a dividend as of January 31, 2008.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At January 31, 2008, the cost of investment securities for tax purposes was $182,424,000. Net unrealized depreciation of investment securities for tax purposes was $11,888,000, consisting of unrealized gains of $3,243,000 on securities that had risen in value since their purchase and $15,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.